Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Investments, All Other Investments [Abstract]
Fair Value of Financial Instruments

Note 6 – Fair Value of Financial Instruments

The Company’s fair value measurement policies, including the three-level hierarchy framework under ASC 820, are described in Note 2. The Company’s mortgage notes payable were recorded at estimated fair value upon acquisition in accordance with ASC 805 and are subsequently carried at amortized cost. The Company believes the carrying amounts approximate fair value as of December 31, 2025 based on the variable interest rate terms of the underlying instruments. See Note 12 for the Company’s recurring fair value measurements of derivative liabilities.

Fair Value of Financial Instruments

Note 12 – Fair Value of Financial Instruments

The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgments to be made.

Liabilities measured at fair value on a recurring basis consisted of the following at December 31, 2025 and June 30, 2025:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$3,190,262	$3,190,262
Total	$-	$-	$3,190,262	$3,190,262

	June 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$1,102,992	$1,102,992
Total	$-	$-	$1,102,992	$1,102,992

Note 12 – Fair Value of Financial Instruments

The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgments to be made.

Liabilities measured at fair value on a recurring basis consisted of the following at June 30, 2025:

	June 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$1,102,992	$1,102,992
Total	$-	$-	$1,102,992	$1,102,992

There were no assets or liabilities measured at fair value on a recurring basis for the year ended June 30, 2024.

Fair Value of Financial Instruments

Note 6 – Fair Value of Financial Instruments

The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgments to be made. See Note 12 for derivative liabilities.